Operating Expenses (Details) - Schedule of Cost of Equipment Sales Included in the Cost of Sales - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Equipment Sales Included in the Cost of Sales [Abstract]
Cost of equipment sale	$ 7,546	$ 26,273	$ 6,210